Income Taxes (Details) - Schedule of Deferred Income Tax Assets and Liabilities - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 35,315,394	$ 26,198,432
Depreciation on property plant and equipment and intangible assets		508,801
Lease liability	431,669	124,683
Others		165,230
Total deferred tax assets	35,747,063	26,997,146
Less: Valuation allowance	(34,877,803)	(26,882,929)
Deferred tax assets, net of valuation allowance	869,260	114,217
Deferred tax liabilities:
Right of use assets	(440,418)	(114,217)
Depreciation on property plant and equipment and intangible assets	(342,678)
Others	(86,164)
Total deferred tax liabilities	(869,260)	(114,217)
Net deferred tax assets